Employee benefits - Reclassification from cash-settled to equity-settled (Details) - USD ($) $ in Millions		2 Months Ended
	May 01, 2021	Jun. 30, 2021
Matching Program | Net income
Disclosure of defined benefit plans [line items]
Reclassification From Cash-Settled To Equity Settled, Beginning	$ 0	$ 0
Remeasurement	(5)
Expense		(5)
Reclassification From Cash-Settled To Equity Settled, Ending	(5)	(10)
Matching Program | Liability
Disclosure of defined benefit plans [line items]
Reclassification From Cash-Settled To Equity Settled, Beginning	33	33
Remeasurement	5
Reclassification	(38)
Reclassification From Cash-Settled To Equity Settled, Ending	0	0
Matching Program | Stockholders' equity
Disclosure of defined benefit plans [line items]
Reclassification From Cash-Settled To Equity Settled, Beginning	0	0
Reclassification	38
Expense		5
Reclassification From Cash-Settled To Equity Settled, Ending	38	43
Performance Share Unit Program - PSU | Net income
Disclosure of defined benefit plans [line items]
Reclassification From Cash-Settled To Equity Settled, Beginning	0	0
Remeasurement	1
Expense		(1)
Reclassification From Cash-Settled To Equity Settled, Ending	1	0
Performance Share Unit Program - PSU | Liability
Disclosure of defined benefit plans [line items]
Reclassification From Cash-Settled To Equity Settled, Beginning	3	3
Remeasurement	(1)
Reclassification	(2)
Reclassification From Cash-Settled To Equity Settled, Ending	0	0
Performance Share Unit Program - PSU | Stockholders' equity
Disclosure of defined benefit plans [line items]
Reclassification From Cash-Settled To Equity Settled, Beginning	0	0
Reclassification	2
Expense		1
Reclassification From Cash-Settled To Equity Settled, Ending	$ 2	$ 3